Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Commitments

	December 31, 2013	December 31, 2012
Capital commitments
Contracted for - discontinued operations	—	59.7
Contracted for - continuing operations	100.8	184.9
Lease commitments
Operating leases
Less than 12 months	2.9	3.8
12 - 36 months	3.8	6.2
36 - 60 months	0.6	1.5
After 60 months	1.0	—

Total	8.3	11.5

Included in net income are operating lease charges amounting to $4.5 million (fiscal year ended December 31, 2012: $3.9 million and fiscal year ended December 31, 2011: $2.9 million).

Guarantees and other commitments	0.1	0.5